Eaton Vance Balanced Fund

EATON VANCE BALANCED FUND
Supplement to Prospectus dated May 1, 2012

1.  As of the date of this Supplement, Eaton Vance Balanced Fund now offers Class I Shares.

2.  The following is added to the front cover under “Eaton Vance Balanced Fund”:

Class I Shares - EIIFX

3.  The following replaces “Fees and Expenses of the Fund” under “Fund Summaries – Eaton Vance Balanced Fund”:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.  You may qualify for a reduced sales charge if you invest, or agree to invest over a 13-month period, at least $50,000 in Eaton Vance Funds.  More information about these and other discounts is available from your financial intermediary and in Sales Charges beginning on page 44 of this Prospectus and page 25 of the Fund’s Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	None	5.00%	1.00%	None

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(1)	Class A	Class B	Class C	Class I
Management Fees	0.04%	0.04%	0.04%	0.04%
Distribution and Service (12b-1) Fees	0.25%	1.00%	1.00%	n/a
Other Expenses (estimated for Class I)	0.21%	0.21%	0.21%	0.21%
Acquired Fund Fees and Expenses(2)	0.67%	0.67%	0.67%	0.67%
Total Annual Fund Operating Expenses	1.17%	1.92%	1.92%	0.92%

(1)

Annual Fund Operating Expenses have been restated to reflect the new contractual administrative fee rate effective June 15, 2012.

(2)

Reflects the Fund’s allocable share of the advisory fees (including contractual fee reductions) and other expenses of the Portfolios in which it invests.

Example.  This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the operating expenses remain the same.  Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	Expenses with Redemption				Expenses without Redemption
	1 Year	3 Years	5 Years	10 Years	1 Year	3 Years	5 Years	10 Years
Class A shares	$ 687	$ 925	$ 1,182	$ 1,914	$ 687	$ 925	$ 1,182	$ 1,914
Class B shares	$ 695	$ 1,003	$ 1,237	$ 2,048	$ 195	$ 603	$ 1,037	$ 2,048
Class C shares	$ 295	$ 603	$ 1,037	$ 2,243	$ 195	$ 603	$ 1,037	$ 2,243
Class I shares	$ 94	$ 293	$ 509	$ 1,131	$ 94	$ 293	$ 509	$ 1,131

4.  The following is added to the first paragraph under “Performance” in “Fund Summaries – Eaton Vance Balanced Fund”:

No performance is shown for Class I shares because they have not been offered prior to the date of this Prospectus.

5.  The following replaces the second paragraph under “Management.” in “Management and Organization”:

Eaton Vance serves as the administrator of each Fund, providing each Fund with administrative services and related office facilities.  In return, Large-Cap Growth Fund, Small-Cap Fund and Small-Cap Value Fund are authorized to pay Eaton Vance a fee of 0.15% of average daily net assets.   For the period from October 22, 2007 through June 14, 2012, Balanced Fund was authorized to pay Eaton Vance an administrative fee of up to 0.10% of average daily net assets subject to a fee reduction whereby Eaton Vance agreed to reduce such fee to the extent Balanced Fund’s combined advisory and administrative fees would otherwise exceed the amount of such fees under the fee schedules in place for the Fund and the Portfolios in which it invested as of October 15, 2007.  Effective June 15, 2012, Balanced Fund is authorized to pay Eaton Vance a fee of 0.04% of average daily net assets.  For the fiscal year ended December 31, 2011, the administration fee of Balanced Fund was 0.01% of the Fund’s average daily net assets.  For the fiscal year ended December 31, 2011, the administration fee paid by each of Large-Cap Core Research Fund, Large-Cap Growth Fund, Small-Cap Fund and Small-Cap Value Fund equaled 0.15% of average daily net assets.  Eaton Vance does not currently receive a fee for serving as administrator of Dividend Builder Fund, Large-Cap Value and Special Equities Fund.

6.  The following replaces the paragraph under “Financial Highlights” and the table is added to Eaton Vance Balanced Fund’s Financial Highlights table:

The financial highlights are intended to help you understand a Fund’s financial performance for the period(s) indicated.  Certain information in the tables reflects the financial results for a single Fund share.  The total returns in the tables represent the rate an investor would have earned (or lost) on an investment in a Fund (assuming reinvestment of all distributions at net asset value).  This information (except for the six months ended June 30, 2012 for Balanced Fund) has been audited by Deloitte & Touche LLP, an independent registered public accounting firm.  The reports of Deloitte & Touche LLP and each Fund’s financial statements are incorporated herein by reference and included in the Fund’s annual report, which is available upon request.  Financial Highlights information is not provided for Class I shares of Balanced Fund because it has not yet commenced operations prior to the date of this supplement.

	Six Months Ended June 30, 2012
	(Unaudited)
	Class A	Class B	Class C
Net asset value - Beginning of period	$6.910	$6.910	$6.940
Income (Loss) From Operations
Net investment income(1)	$0.047	$0.020	$0.020
Net realized and unrealized gain	0.377	0.387	0.387
Total income from operations	$0.424	$0.407	$0.407
Less Distributions
From net investment income	$(0.074)	$(0.047)	$(0.047)
Total distributions	$(0.074)	$(0.047)	$(0.047)
Net asset value - End of period	$7.260	$7.270	$7.300
Total Return(2)	6.15%(3)	5.89%(3)	5.87%(3)
Ratios/Supplemental Data
Net assets, end of period (000’s omitted)	$157,573	$11,809	$28,329
Ratios (as a percentage of average daily net assets):
Expenses(4)(5)	1.18%(6)	1.93%(6)	1.93%(6)
Net investment income	1.30%(6)	0.55%(6)	0.55%(6)
Portfolio Turnover of the Fund(7)	1%(3)	1%(3)	1%(3)
Portfolio Turnover of Investment Grade Income Portfolio	47%(3)	47%(3)	47%(3)
Portfolio Turnover of Large-Cap Core Research Portfolio	53%(3)	53%(3)	53%(3)

(1)

Computed using average shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value with all distributions reinvested and do not reflect the effect of sales charges.

(3)

Not annualized.

(4)

Includes the Fund’s share of the Portfolios’ allocated expenses.

(5)

Excludes the effect of custody fee credits, if any, of less than 0.005%.

(6)

Annualized.

(7)

Percentage is based on the Fund’s contributions to and withdrawals from the Portfolios and excludes the investment activity of the Portfolios.

September 28, 2012	6271-9/12 COMBEQPS2

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Eaton Vance Balanced Fund	Class A	Class B	Class C	Class I
Maximum Sales Charge (Load) (as a percentage of offering price)	5.75%	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of the lower of net asset value at purchase or redemption)	none	5.00%	1.00%	none

Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)(*)
Annual Fund Operating Expenses Eaton Vance Balanced Fund		Class A	Class B	Class C	Class I
Management Fees		0.04%	0.04%	0.04%	0.04%
Distribution and Service (12b-1) Fees		0.25%	1.00%	1.00%	none
Other Expenses (estimated for Class I)		0.21%	0.21%	0.21%	0.21%
Acquired Fund Fees and Expenses	[1]	0.67%	0.67%	0.67%	0.67%
Total Annual Fund Operating Expenses		1.17%	1.92%	1.92%	0.92%
[1]	Reflects the Fund's allocable share of the advisory fees (including contractual fee reductions) and other expenses of the Portfolios in which it invests.

(*) Annual Fund Operating Expenses have been restated to reflect the new contractual administrative fee rate effective June 15, 2012.
Expenses with Redemption

Expense Example Eaton Vance Balanced Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	687	925	1,182	1,914
Class B	695	1,003	1,237	2,048
Class C	295	603	1,037	2,243
Class I	94	293	509	1,131

Expenses without Redemption

Expense Example, No Redemption Eaton Vance Balanced Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class A	687	925	1,182	1,914
Class B	195	603	1,037	2,048
Class C	195	603	1,037	2,243
Class I	94	293	509	1,131